WBI BullBear Yield 3000 ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 98.4%
	Banks - 9.2%
16,371	Fifth Third Bancorp	$704,608
72,717	KeyCorp +	1,627,406
9,454	M&T Bank Corp. +	1,602,453

		3,934,467

	Capital Goods - 1.3%
1,044	W.W. Grainger, Inc.	538,485

	Consumer Durables & Apparel - 5.3%
5,641	Ralph Lauren Corp.	639,915
43,338	Tapestry, Inc.	1,610,007

		2,249,922

	Energy - 15.1%
65,546	Baker Hughes Co.	2,386,530
108,172	Kinder Morgan, Inc.	2,045,532
8,146	Pioneer Natural Resources Co. +	2,036,744

		6,468,806

	Food, Beverage & Tobacco - 8.1%
25,536	General Mills, Inc.	1,729,298
32,894	Molson Coors Brewing Co. - Class B +	1,755,882

		3,485,180

	Health Care Equipment & Services - 8.4%
12,251	AmerisourceBergen Corp.	1,895,352
3,461	Anthem, Inc.	1,700,113

		3,595,465

	Insurance - 16.0%
26,096	Fidelity National Financial, Inc.	1,274,529
71,216	Old Republic International Corp.	1,842,358
16,458	Prudential Financial, Inc. +	1,944,842
57,160	Unum Group +	1,801,111

		6,862,840

	Materials - 2.0%
8,391	LyondellBasell Industries N.V. - Class A - ADR(a)	862,762

	Pharmaceuticals, Biotechnology & Life Sciences - 20.1%
12,325	AbbVie, Inc.	1,998,006
7,077	Amgen, Inc.	1,711,360
24,201	Bristol-Myers Squibb Co.	1,767,399
22,728	Merck & Company, Inc. +	1,864,832
24,659	Pfizer, Inc.	1,276,597

		8,618,194

	Technology Hardware & Equipment - 4.3%
33,005	Cisco Systems, Inc.	1,840,359

	Transportation - 4.1%
8,135	United Parcel Service, Inc. - Class B	1,744,632

	Utilities - 4.5%
41,749	FirstEnergy Corp.	1,914,609

	TOTAL COMMON STOCKS (Cost $40,302,100)	42,115,721

Shares/Amount	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.6%
6,663,717	Mount Vernon Liquid Assets Portfolio, LLC, 0.39% (b)(c)	6,663,717

	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,663,717)	6,663,717

	TOTAL INVESTMENTS - 114.0% (Cost $46,965,817)	48,779,438
	Liabilities in Excess of Other Assets - (14.0)%	(5,959,422)

	NET ASSETS - 100.0%	$42,820,016

+	All or portion of this security is on loan as of March 31, 2022. Total value of securities on loan is $6,399,528.

ADR	American Depository Receipt

(a)	Foreign issued security. Foreign concentration is as follows: Netherlands: 2.01%.
(b)	The rate quoted is the annualized seven-day yield as of March 31, 2022.
(c)	Privately offered liquidity fund.

The accompanying notes are an integral part of these schedules of investments.